Property and Equipment (Details) - Schedule of property and equipment - DIGERATI TECHNOLOGIES, INC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Property, Plant and Equipment [Line Items]
Telecom equipment & software	$ 2,878	$ 1,345
Less: accumulated depreciation	(1,231)	(816)
Net–property and equipment	$ 1,647	$ 529
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	7 years